Net finance costs - Summary of Net Finance Costs/(Income) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Finance Costs [Abstract]
Interest expense	£ 1,704	£ 1,786	£ 1,602
Interest expense on lease liabilities	38	30	25
Facility fees	17	19	21
Impact of the early repurchase of bonds (note 8(b))	(590)	29	0
Interest related to adjusting tax payables	80	71	36
Fair value changes on derivative financial instruments, hedged items and investments	90	599	(473)
Fair value change on other financial items	19	(4)	(2)
Exchange differences	(9)	(449)	524
Finance costs	1,349	2,081	1,733
Interest income under the effective interest method	(251)	(186)	(92)
Finance income	(251)	(186)	(92)
Net finance costs	£ 1,098	£ 1,895	£ 1,641